Earnings Per Share - Schedule Of Basic And Diluted Earnings Per Share Calculations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to Hampton Roads Bankshares, Inc.	$ 1,382	$ 1,335
Shares:
Weighted average shares outstanding (in shares)	171,270,219	170,580,502
Vested restricted stock units (in shares)	645,670	367,935
Weighted average number of common shares outstanding (in shares)	171,915,889	170,948,437
Dilutive effect of TARP-related warrants (in shares)	452,924	441,829
Dilutive effect of share-based payment arrangements
Total dilutive effect (in shares)	819,840	1,263,347
Diluted weighted average number of common shares outstanding (in shares)	172,735,729	172,211,784
Basic and diluted income per share (in dollars per share)	$ 0.01	$ 0.01
Restricted Stock Units (RSUs)
Dilutive effect of share-based payment arrangements
Dilutive effect of share-based payment arrangements (in shares)	275,020	821,518
Stock Options
Dilutive effect of share-based payment arrangements
Dilutive effect of share-based payment arrangements (in shares)	91,896	0
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock options not included in diluted EPS (in shares)	3,428,783	5,510,035